Bank Borrowings (Tables)	6 Months Ended
May 31, 2026
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
	As of
	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
	HK$	HK$	US$
Bank loans secured and repayable
Within 12 months	501,522	509,029	64,955
Over 1 year	1,505,343	1,248,737	159,347
Total	2,006,865	1,757,766	224,302